GENERAL (Narrative) (Details) $ in Thousands, shares in Millions			12 Months Ended
	Sep. 11, 2022	May 13, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	May 13, 2021 ₪ / shares shares
Disclosure of attribution of expenses by nature to their function [line items]
Share issue related cost					$ 132,560
Description of reverse share split in a ratio	10:1
TASE | IPO
Disclosure of attribution of expenses by nature to their function [line items]
Number of shares issued | shares						4.4
Public offering price per share | ₪ / shares						₪ 0.001
Gross proceeds from issuing of shares		$ 141,600
Proceeds from issuing of shares net of issuance costs		$ 132,500
Share issue related cost			$ 1,790	$ 1,879
Amount of bonuses in respect of the IPO to a number of employees				$ 979